DISPOSITIONS - Disposals (Details) $ in Thousands, $ in Millions			12 Months Ended
	Jun. 18, 2020 CAD ($) Property	Jun. 28, 2019 USD ($)	Dec. 31, 2020 CAD ($) Property	Dec. 31, 2019 CAD ($) Property
DISPOSITIONS
Number of properties disposed | Property			3	13
Sale price			$ 31,276	$ 105,765
Brampton, ON
DISPOSITIONS
Sale price				$ 13,380
Iowa properties
DISPOSITIONS
Number of properties disposed | Property	4			4
Sale price	$ 22,300	$ 16.9
Williamsburg, IA
DISPOSITIONS
Sale price				$ 22,323
Richmond Hill, ON
DISPOSITIONS
Sale price				8,050
Toronto, ON
DISPOSITIONS
Sale price				13,150
Aurora, ON
DISPOSITIONS
Sale price				10,010
Alto, MI
DISPOSITIONS
Sale price				$ 38,852
201 Patillo Road
DISPOSITIONS
Sale price			17,000
2032 First Street Louth
DISPOSITIONS
Sale price			6,500
11 Santiago Russinyol Street
DISPOSITIONS
Sale price			$ 7,776
Michigan properties
DISPOSITIONS
Number of properties disposed | Property				5